Recently Issued International Financial Reporting Standards	12 Months Ended
Dec. 31, 2017
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Recently Issued International Financial Reporting Standards
4.	Recently Issued International Financial Reporting Standards

Standards implemented since December 31, 2017

Revenue from Contracts with Customers—IFRS 15

In May 2014, the IASB issued IFRS 15, which supersedes existing revenue recognition guidance. Prior to the adoption of IFRS 15, revenue was recognized to the extent that it was probable that the economic benefits would flow to the Company and the revenue could be reliably measured. The new standard requires an entity to recognize the amount of revenue to which it expects to be entitled for the transfer of promised goods or services to customers. To achieve that core principle, an entity must identify the contract(s) with a customer, identify the performance obligations in the contract, determine the transaction price, allocate the transaction price to the performance obligations in the contract, and recognize revenue when (or as) the entity satisfies the performance obligation. IFRS 15 is effective for annual and interim reporting periods beginning on or after January 1, 2018 and should be applied retrospectively to each prior reporting period presented or retrospectively with the cumulative effect of initially applying this update recognized at the date of initial application. As such, the Company has restated the relevant financial statement line items in these financial statements for the adoption of IFRS 15.

The adoption of IFRS 15 impacts the amortization of the Company’s up-front license payments. The Company previously recognized revenue from up-front license payments on a straight-line basis over the contractual term or the period of continuing involvement which was previously estimated to be 21 years for the collaboration and license agreement the Company entered into with Incyte Corporation (“Incyte”) on December 20, 2016 (the “Incyte collaboration and license agreement”), and 4.5 years for the research and license agreement the Company entered into with ONO Pharmaceutical Co., Ltd. (“ONO”) on April 8, 2014 (the “ONO research and license agreement”). In applying IFRS 15, the Company has evaluated the distinct performance obligations in each agreement. Specifically, for Incyte, the total period for which the Company expects to provide access to its proprietary technology is currently estimated to be nine years, which is the research term initially agreed to in the Incyte collaboration and license agreement.

While adopting IFRS 15 the Company elected to apply the practical expedient to not apply this guidance to contracts that were completed before the beginning of the earliest period presented, or January 1, 2015, and the practical expedients for contract modifications. Under the practical expedient, the Company excluded certain option and exclusivity agreements that expired in 2014. As a result of the adoption of IFRS 15, prior year financial statements have been revised to reflect the impact of the retrospective effects of the adoption of IFRS 15 which also impacted the following notes: Note 2 - Basis of Preparation, Note 3 - Significant Accounting Policies, Note 8 - Taxation, Note 13 - Deferred Revenue, Note 15 - Revenue and Note 19 - Loss per share.

Condensed Consolidated Statement of Profit or Loss and Comprehensive Loss

	12 months ended December 31, 2017 (As originally presented)	IFRS 15 Adoption	12 months ended December 31, 2017 Restated
	(euros in thousands)
Revenue	13,600	8,315	21,915
Operating result	(43,617)	8,315	(35,302)
Total comprehensive loss for the period	(73,000)	8,315	(64,685)
Basic (and diluted) loss per share	(3.80)	0.43	(3.37)

	12 months ended December 31, 2016 (As originally presented)	IFRS 15 Adoption	12 months ended December 31, 2016 Restated
	(euros in thousands)
Revenue	2,719	(209)	2,510
Operating result	(27,672)	(209)	(27,881)
Total comprehensive loss for the period	(47,220)	(209)	(47,429)
Basic (and diluted) loss per share	(3.57)	(0.01)	(3.58)

	12 months ended December 31, 2015 (As originally presented)	IFRS 15 Adoption	12 months ended December 31, 2015 Restated
	(euros in thousands)
Revenue	1,977	(72)	1,905
Operating result	(23,039)	(72)	(23,111)
Total comprehensive loss for the period	(23,184)	(72)	(23,256)
Basic (and diluted) loss per share	(3.95)	(0.01)	(3.96)

Condensed Consolidated Statement of Financial Position

	December 31, 2017		December 31, 2017 Restated
	As originally presented	IFRS 15 Adoption
	(euros in thousands)
Accumulated loss	(167,480)	8,705	(158,775)
Deferred revenue, non-current	130,195	(17,644)	(112,551)
Deferred revenue	6,996	8,939	15,935

	December 31, 2016		December 31, 2016 Restated
	As originally presented	IFRS 15 Adoption
	(euros in thousands)
Accumulated loss	(107,295)	390	(106,905)
Deferred revenue, non-current	30,206	(2,272)	27,934
Deferred revenue	1,610	1,882	3,492

Condensed Consolidated Statement of Cash Flows

	December 31, 2017 As originally presented	IFRS 15 Adoption	December 31, 2017 Restated
	(euros in thousands)
Result after taxation	(73,089)	8,315	(64,774)
Changes in working capital:
Deferred revenue	(6,618)	(8,315)	(14,933)

	December 31, 2016 As originally presented		December 31, 2016 Restated
		IFRS 15 Adoption
	(euros in thousands)
Result after taxation	(47,228)	(209)	(47,437)
Changes in working capital:
Deferred revenue	(223)	209	(14)

	December 31, 2015 As originally presented	IFRS 15 Adoption	December 31, 2015 Restated
	(euros in thousands)
Result after taxation	(23,184)	(72)	(23,256)
Changes in working capital:
Deferred revenue	(223)	72	(151)

Standards issued but not yet effective

IFRS 9 Financial Instruments

IFRS 9, published in July 2014, replaces the existing guidance in IAS 39 Financial Instruments: Recognition and Measurement. IFRS 9 includes contains a new classification and measurement approach for financial assets that reflects the business model in which assets are managed and their cash flow characteristics. IFRS 9 contains three principal classification categories for financial assets: measured at amortized cost, measured at fair value through other comprehensive income and measured at fair value through profit or loss. The standard eliminates the existing IAS 39 categories of held to maturity, loans and receivables and available for sale. In addition, the revised guidance on the classification and measurement of financial instruments includes a new expected credit loss model for calculating impairment on financial assets and the new general hedge accounting requirements. Finally, IFRS 9 carries forward the guidance on recognition and derecognition of financial instruments from IAS 39.

IFRS 9 is effective for annual reporting periods beginning on or after January 1, 2018, with early adoption permitted. Based on its assessment, the adoption of IFRS 9’s new classification requirements, new credit loss model or the new general hedge accounting requirements did not have a material impact on the Company’s financial statements.

IFRS 16 Leases

The IASB has issued a new standard on leases that will require lessees to recognize most leases on their balance sheets as lease liabilities with a corresponding right-of-use asset. The IASB has set an effective date to apply the new standard for periods beginning on or after January 1, 2019. The Company has identified known lease agreements and has started working on determining the impact on the financial statements. Additionally, the Company is assessing all effective agreements to determine whether there are embedded leases included under the definition as included under IFRS 16. Early adoption is permitted; however, the Company expects to adopt this standard in the first quarter of 2019. The Company is evaluating the impact that this guidance will have on the Company’s financial statements, including related disclosures, and expects the new standard to impact its internal controls, systems, and processes.